                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------

Check here if Amendment / /;   Amendment Number:
       This Amendment (Check only one.):   / / is a restatement.
                                           / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Asset Management, Inc.
         -----------------------------------------
Address: 1125 South 103rd Street, Suite 450
         -----------------------------------------
         Omaha, Nebraska
         -----------------------------------------
         68124
         -----------------------------------------

Form 13F File Number:   28-05489
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Jarvis
         -----------------------------------------
Title:   Chairman
         -----------------------------------------
Phone:   (402) 393-8281
         -----------------------------------------

Signature, Place, and Date of Signing:

    /s/ Richard L. Jarvis         Omaha, Nebraska         02/09/01
-------------------------------  -------------------     -----------
           [Signature]              [City, State]          [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-
       -----                   ---------------------------------
    [Repeat as necessary.]

                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         -0-
                                           -------------------
Form 13F Information Table Entry Total:    124
                                           -------------------
Form 13F Information Table Value Total:    $144,379
                                           -------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number          Name

    NONE     28-
   -------       --------------              --------------------------------
    [Repeat as necessary.]

McCarthy Group Asset Management, Inc.
FORM 13F
December 31, 2000

                                                                                                  Voting
                                                                                                  Authority
                                          Title               Value    Shares/ Sh/ Put/  Invstmt  Other
Name of Issuer                            of class CUSIP      (x$1000) Prn Amt Prn Call  Dscretn  Managers    Sole  Shared     None

AAR Corp                                  COM      000361105      1189   94142 SH        Defined             88137             6005
AT&T Corp                                 COM      001957109       386   22381 SH        Defined             21534              847
A T & T - Liberty Media - A               COM      001957208      2025  149273 SH        Defined            142919             6354
Acceptance Insurance Companies            COM      004308102      4748  904328 SH        Defined            904328
ACNielsen Corp                            COM      004833109      2927   80749 SH        Defined             75139             5610
Adelphia Communications Corp Cl A         COM      006848105      4515   87454 SH        Defined             82656             4798
Albertson's Inc.                          COM      013104104      1432   54050 SH        Defined             44850             9200
Allstate Corp                             COM      020002101      2250   51650 SH        Defined             50450             1200
America Service Group, Inc.               COM      02364l109       816   31400 SH        Defined             31400
American Classic Voyages Co.              COM      024928103      1443  103070 SH        Defined             99576             3494
American International Group              COM      026874107       443    4490 SH        Defined              3628              862
American Power Conversion                 COM      029066107      1513  122287 SH        Defined            113056             9231
Arctic Cat Inc.                           COM      039670104       177   15200 SH        Defined             14300              900
Astec Industries, Inc.                    COM      046224101       150   11400 SH        Defined             11400
Avant! Corporation                        COM      053487104       286   15620 SH        Defined             15620
Avatar Holdings Inc. CV                   CONV     053494AD2      1254 1390000 PRN       Defined            545000           845000
BNCCORP, Inc.                             COM      055936108       304   51193 SH        Defined             51193
Bay View Capital Corp                     COM      07262l101       610   97522 SH        Defined             85147            12375
BE Aerospace, Inc.                        COM      073302101      1272   79530 SH        Defined             61040            18490
Berkshire Hathaway, Inc. Cl B             COM      084670207      3926    1668 SH        Defined              1596               72
Black & Decker Corp                       COM      091797100      1824   46460 SH        Defined             46460
H & R Block Inc.                          COM      093671105       755   18241 SH        Defined             18241
Blyth, Inc.                               COM      09643p108       457   18936 SH        Defined             18936
Brooks Automation Inc                     COM      11434a100       737   26260 SH        Defined             26260
Callaway Golf Company                     COM      131193104       783   42054 SH        Defined             40857             1197
Camden Property Trust                     COM      133131102       308    9200 SH        Defined              9200
Capital Automotive REIT                   COM      139733109       911   65990 SH        Defined             65990
Carnival Cruise Lines - Cl A              COM      143658102      2514   81578 SH        Defined             78538             3040
CarrAmerica Realty Corporation            COM      144418100       712   22750 SH        Defined             22750
Caseys General Stores Inc                 COM      147528103       842   56337 SH        Defined             56337
Clarion Com'l Holdings Cl. A              COM      18051W109       145   20000 SH        Defined                              20000
Countrywide Credit Industries,            COM      222372104      3094   61578 SH        Defined             57428             4150
Covance, Inc.                             COM      222816100       131   12200 SH        Defined             12200
Cox Communications, Inc Cl A              COM      224044107       246    5273 SH        Defined              5273
Crown American Realty                     COM      228186102        56   10575 SH        Defined             10575
Davox Corporation                         COM      239208101       135   13865 SH        Defined             13865
Deltek Systems, Inc.                      COM      24785a108        98   23070 SH        Defined             23070
Dover Corp                                COM      260003108      1291   31820 SH        Defined             31820
Ecolab Inc                                COM      278865100       266    6155 SH        Defined              3725             2430
Electronics For Imaging                   COM      286082102       640   45950 SH        Defined             45950
EMCOR Group, Inc.                         COM      29084q100       255   10000 SH        Defined             10000
Emerson Electric Co                       COM      291011104      1743   22120 SH        Defined             22120
Energen Corp.                             COM      29265n108       424   13164 SH        Defined             13164
Energizer Holdings, Inc.                  COM      29266r108      1655   77432 SH        Defined             73317             4115
Evertrust Financial Group, Inc            COM      300412103      1545  121195 SH        Defined            111873             9322
Excel Legacy Corp                         COM      300665106        90   38100 SH        Defined             38100
Exxon Mobil Corp.                         COM      30231G102       201    2312 SH        Defined              1784              528
Freddie Mac                               COM      313400301      2583   37505 SH        Defined             35955             1550
Fannie Mae                                COM      313586109       599    6901 SH        Defined              6901
Ferro Corporation                         COM      315405100       228    9900 SH        Defined              9900
Gainsco Inc.                              COM      363127101       676  257500 SH        Defined            254175             3325
Gannett Co Inc                            COM      364730101       348    5512 SH        Defined              5512
Gasonics Intl Corp Com                    COM      367278108       919   50000 SH        Defined             50000
Gillette Company                          COM      375766102      1165   32255 SH        Defined             31255             1000
GreenPoint Financial Corp.                COM      395384100       788   19245 SH        Defined             17581             1664
Highwoods Properties, Inc.                COM      431284108       740   29762 SH        Defined             29762
Horace Mann Educators                     COM      440327104       972   45475 SH        Defined             40945             4530
IHOP Corp                                 COM      449623107      2133   98348 SH        Defined             85488            12860
ITT Educational Services, Inc.            COM      45068b109      1203   54682 SH        Defined             49922             4760
Idex Corp.                                COM      45167r104       272    8207 SH        Defined              8207
Illinois Tool Works Inc                   COM      452308109      1637   27480 SH        Defined             27480
International Flavors & Fragrances        COM      459506101      2324  114408 SH        Defined            108884             5524

Interpublic Group Cos Inc                 COM      460690100       632   14860 SH        Defined             14860
iShares MSCI Singapore                    COM      464286673        68   10390 SH        Defined             10390
iShares MSCI Malaysia                     COM      464286830       167   32950 SH        Defined             32950
iShares S&P SC 600/Value                  COM      464287879      2171   28200 SH        Defined             28200
Johnson Controls                          COM      478366107      1254   24120 SH        Defined             24120
Key Energy Group CV                       CONV     492914AF3      1409 1690000 PRN       Defined            690000          1000000
Kimball Intl Cl B                         COM      494274103       540   37250 SH        Defined             31750             5500
Knight-Ridder Inc.                        COM      499040103       768   13505 SH        Defined             12835              670
Level 3 Communications, Inc.              COM      52729n100       831   25338 SH        Defined                              25338
Lincoln Electric Holdings                 COM      533900106      1679   85570 SH        Defined             82980             2590
M & F Worldwide Corp.                     COM      552541104       155   40000 SH        Defined             34700             5300
MKS Instruments Inc.                      COM      55306n104      1225   79052 SH        Defined             74524             4528
Mattel, Inc                               COM      577081102      2584  178918 SH        Defined            167303            11615
McCormick & Co.                           COM      579780206      1722   47747 SH        Defined             45682             2065
McDonald's Corp.                          COM      580135101      1312   38587 SH        Defined             38329              258
Merck & Co.                               COM      589331107       362    3865 SH        Defined              2365             1500
S & P 400 Mid-Cap Dep Receipts            COM      595635103      2172   23014 SH        Defined             23014
Motorola Inc                              COM      620076109      1767   87268 SH        Defined             84039             3229
Nasdaq-100 Index Shares                   COM      631100104       441    7560 SH        Defined              7560
North Fork Bancorporation                 COM      659424105      1304   53091 SH        Defined             51951             1140
Novastar Financial, Inc.                  COM      669947400      3265  870640 SH        Defined            770640           100000
Parker Drilling CV                        CONV     701081AD3      2534 3085000 PRN       Defined            800000          2285000
Paxar Corporation                         COM      704227107       389   38185 SH        Defined             38185
Penn Treaty American Corp                 COM      707874103       772   44100 SH        Defined              5000            39100
Prentiss Properties Trust                 COM      740706106       262    9720 SH        Defined              9720
R.H. Donnelley Corp                       COM      74955w307      1987   81710 SH        Defined             75210             6500
RLI Corp                                  COM      749607107       814   18209 SH        Defined             17122             1087
Redwood Trust, Inc.                       COM      758075402      2157  121500 SH        Defined             86400            35100
Republic Services, Inc.                   COM      760759100      3514  204446 SH        Defined            190808            13638
Reynolds & Reynolds - CL A                COM      761695105      1132   55911 SH        Defined             42060            13851
Standard & Poor's 500 Depository Receipts COM      78462f103     12205   93031 SH        Defined             93031
SPSS, Inc.                                COM      78462k102       319   14460 SH        Defined             14460
Schulman A Inc                            COM      808194104       183   15940 SH        Defined             15940
Sensient Technologies Corp                COM      81725t100       858   37711 SH        Defined             37711
Service Corporation International         COM      817565104       198  113309 SH        Defined             82502            30807
Shurgard Storage Centers-A                COM      82567d104       627   25651 SH        Defined             25651
Silicon Storage Technology, Inc           COM      827057100       535   45274 SH        Defined             45274
Somanetics Corp New                       COM      834445405        43   30000 SH        Defined                              30000
Stewart Enterprises Inc Cl. A             COM      860370105       381  199700 SH        Defined            174000            25700
Sunquest Information Systems,             COM      867654105       177   19770 SH        Defined             19770
Superior Industries Intl, Inc.            COM      868168105       521   16500 SH        Defined             16500
Taubman Centers Inc                       COM      876664103       226   20700 SH        Defined             20700
Templeton Dragon Fund Inc.                COM      88018t101       186   25700 SH        Defined             25700
Texaco Inc.                               COM      881694103      1565   25198 SH        Defined             25198
Thermo Electron Corp                      CONV     883556AH5        14   15000 PRN       Defined             15000
Torchmark Corp                            COM      891027104      2425   63091 SH        Defined             62421              670
Trenwick Group Inc                        COM      895290104       605   24375 SH        Defined                              24375
Tricon Global Restaurants                 COM      895953107      1491   45171 SH        Defined             45171
UCAR International                        COM      90262k109       817   83798 SH        Defined             72548            11250
U.S. Bancorp                              COM      902973106       438   15000 SH        Defined                              15000
United Dominion Rlty Tr                   COM      910197102       355   32800 SH        Defined             32800
U.S. Industries, Inc.                     COM      912080108       958  119690 SH        Defined            107280            12410
Universal Stainless & Alloy               COM      913837100       391   53000 SH        Defined                              53000
Utah Medical Products Inc                 COM      917488108       205   27322 SH        Defined             16766            10556
Valassis Communications Inc               COM      918866104      2376   75279 SH        Defined             72899             2380
Vesta Insurance Group                     COM      925391104       506  100000 SH        Defined                             100000
Washington Mutual, Inc.                   COM      939322103       670   12634 SH        Defined             12559               75
Waste Management, Inc.                    COM      94106l109      3285  118378 SH        Defined            109538             8840
Wausau-Mosinee Paper Corporation          COM      943315101       255   25200 SH        Defined             25200
Whitman Corp                              COM      96647r107       332   20305 SH        Defined             19381              924
Worldcom, Inc.                            COM      98157D106      1292   91899 SH        Defined             89209             2690
Worthington Inds Inc Com                  COM      981811102       441   54715 SH        Defined             54715
REPORT SUMMARY                                124 DATA RECORDS 144,379          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED